PROPERTY AND EQUIPMENT, NET (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 370,019	$ 56,708	¥ 350,685
Less: accumulated depreciation	262,482	40,227	213,345
Property and equipment, net	107,537	16,481	137,340
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	64,698	9,915	60,737
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	11,467	1,757	11,738
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	793	122	1,168
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 293,061	$ 44,914	¥ 277,042